Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At June 30, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	27,318,410
Options available for future grant	8,396,333
Convertible preferred stock	88,634,236
Warrants	7,762,500

132,111,479

At December 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,637,693
Options available for future grant	12,793,550
Convertible preferred stock	47,187,929
Warrants	45,650,654

129,269,826